Note 7 - Vessels and Advances, Net (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Vessels Delivered			43	3
Vessel Held For Sale		$ 55,195	$ 78,799
Gain (Loss) on Sale Vessels		126,336	45,894	$ (79,120)
Vessels Impairment Loss		$ 1,691	0	31,577
Impairment Loss Transferred From Deferred Charges				$ 693
Number of Vessels Provided as Collaterals to Secure Loans		99
Carrying Value of Vessels Provided as Collaterals to Secure Loans		$ 2,765,863
Number of vessels acquired under SPA		4
Number of Unencumbered Vessels		6
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Business Combination, Consideration Transferred, Total			88,854
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt			302,193
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Time Charter Liabilities			$ 589
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired			51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired			75.00%
Dyros [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		4,578
Oracle, Libra and Norma [Member]
Dead Weight Tonnage of Vessels		172,717
MSC Athens and MSC Athos [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		8,827
Leonidio and Kyparissia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		4,957
Triton [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		14,424
Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio, Porto Germeno and Gialova [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			49,909
YM Target and YM Tiptop [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			25,380
Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta [Member]
Dead Weight Tonnage of Vessels			850,163
Number of Vessels Delivered			16
Bernis, Verity, Dawn, Discovery, Clara, Serena, Merida, Progress, Miner, Parity, Uruguay, Resource, Konstantinos, Taibo, Thunder, Equity, Cetus (ex. Charm), Curacao, Rose, Bermondi, Titan I, Orion, and More [Member]
Dead Weight Tonnage of Vessels			1,388,422
Number of Vessels Delivered			27
Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio [Member] | Vessel Owning Companies of Five Vessels Purchased from York [Member]
Twenty-foot Equivalent Units Measured on Vessel			55,050
The 2008-built Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire			4,578
Belstar (tbr. Oracle) and Universal Bremen (tbr. Libra) [Member]
Dead Weight Tonnage of Vessels Agreed to Acquire			114,699
First Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase			12,690
Second Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase			15,000
Virgo [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,258
JPO Scorpius [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				2,572
Neokastro [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,178
YM Triumph, YM Truth and YM Totality [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				12,690
Sealand Washington and Maersk Kalamata [Member]
Number of Vessels Held for Sale	3
Vessel Held For Sale		$ 55,195
Sealand Illinois, Sealand Michigan, York and Messini [Member]
Vessel Held For Sale			$ 78,799
Amount Transferred from Deferred Charges			3,742
Thunder, Messini, Sealand Michigan, Sealand Illinois and York [Member]
Gain (Loss) on Sale Vessels		$ 126,336
Halifax Express, Prosper, Venetiko, Zim Shanghai and Zim N.York [Member]
Gain (Loss) on Sale Vessels			$ 45,894